Quarterly Holdings Report
for
Fidelity® Short Duration High Income Fund
July 31, 2022
SDH-NPRT1-0922
1.969439.108
Corporate Bonds - 81.9%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.1%
Broadcasting - 0.9%
DISH Network Corp.:
2.375% 3/15/24	510,000	453,900
3.375% 8/15/26	1,000,000	711,545
		1,165,445
Energy - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	15,159	75,795
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	26,231	119,351
		195,146
TOTAL CONVERTIBLE BONDS		1,360,591
Nonconvertible Bonds - 80.8%
Aerospace - 2.2%
Bombardier, Inc.:
6% 2/15/28 (d)	125,000	107,850
7.125% 6/15/26 (d)	165,000	153,450
Spirit Aerosystems, Inc.:
5.5% 1/15/25 (d)	100,000	99,613
7.5% 4/15/25 (d)	250,000	249,023
TransDigm, Inc.:
5.5% 11/15/27	1,735,000	1,639,575
6.25% 3/15/26 (d)	515,000	517,477
7.5% 3/15/27	25,000	25,408
		2,792,396
Air Transportation - 1.3%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	800,000	786,792
United Airlines, Inc. 4.375% 4/15/26 (d)	600,000	576,000
Western Global Airlines LLC 10.375% 8/15/25 (d)	250,000	233,685
		1,596,477
Automotive & Auto Parts - 1.8%
Ford Motor Credit Co. LLC:
2.3% 2/10/25	540,000	506,083
3.375% 11/13/25	400,000	381,684
4.25% 9/20/22	600,000	600,865
4.687% 6/9/25	455,000	451,738
5.125% 6/16/25	250,000	249,228
Real Hero Merger Sub 2 6.25% 2/1/29 (d)	30,000	24,300
		2,213,898
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	966,239
5.75% 11/20/25	895,000	906,385
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (d)	235,000	216,071
		2,088,695
Broadcasting - 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	410,000	90,200
Sirius XM Radio, Inc. 3.125% 9/1/26 (d)	495,000	466,572
Univision Communications, Inc. 6.625% 6/1/27 (d)	375,000	375,938
		932,710
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	245,000	240,100
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (d)	185,000	145,854
SRS Distribution, Inc. 4.625% 7/1/28 (d)	95,000	88,816
		474,770
Cable/Satellite TV - 5.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4% 3/1/23 (d)	3,315,000	3,305,399
CSC Holdings LLC 5.875% 9/15/22	845,000	843,014
DISH DBS Corp.:
5.25% 12/1/26 (d)	300,000	259,500
5.875% 11/15/24	1,100,000	1,011,921
7.75% 7/1/26	650,000	539,175
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)	595,000	550,018
		6,509,027
Capital Goods - 0.4%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	525,000	504,000
Chemicals - 1.8%
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (d)	250,000	220,568
LSB Industries, Inc. 6.25% 10/15/28 (d)	490,000	444,474
NOVA Chemicals Corp.:
4.875% 6/1/24 (d)	300,000	293,812
5% 5/1/25 (d)	905,000	884,963
Rhodia Acetow Management GmbH 10.5% 2/15/27 (d)	130,000	103,877
SPCM SA 3.125% 3/15/27 (d)	395,000	336,738
		2,284,432
Consumer Products - 1.0%
Coty, Inc. 5% 4/15/26 (d)	200,000	196,420
Gannett Holdings LLC 6% 11/1/26 (d)	75,000	63,563
Mattel, Inc. 5.875% 12/15/27 (d)	210,000	214,725
Newell Brands, Inc. 4.45% 4/1/26	800,000	789,728
		1,264,436
Containers - 2.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)	610,000	536,800
5.25% 8/15/27 (d)	500,000	380,143
Ball Corp.:
4% 11/15/23	400,000	399,000
5.25% 7/1/25	400,000	404,800
Berry Global, Inc. 4.875% 7/15/26 (d)	175,000	171,801
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	220,000	215,600
8.5% 8/15/27 (d)	1,050,000	1,001,700
		3,109,844
Diversified Financial Services - 5.9%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	225,000	209,813
Coinbase Global, Inc. 3.625% 10/1/31 (d)	705,000	417,762
Freedom Mortgage Corp. 6.625% 1/15/27 (d)	250,000	191,790
Hightower Holding LLC 6.75% 4/15/29 (d)	400,000	314,398
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	1,840,000	1,805,500
5.25% 5/15/27	535,000	513,600
6.25% 5/15/26	690,000	685,327
Navient Corp.:
6.125% 3/25/24	1,000,000	994,765
6.75% 6/15/26	250,000	238,125
OneMain Finance Corp.:
3.5% 1/15/27	235,000	199,852
6.125% 3/15/24	750,000	739,688
6.875% 3/15/25	1,090,000	1,076,375
		7,386,995
Diversified Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	660,000	600,600
Energy - 13.5%
Berry Petroleum Co. LLC 7% 2/15/26 (d)	100,000	93,957
Buckeye Partners LP 4.125% 3/1/25 (d)	400,000	386,000
California Resources Corp. 7.125% 2/1/26 (d)	250,000	249,290
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (d)	10,000	9,781
Chesapeake Energy Corp. 5.5% 2/1/26 (d)	505,000	506,263
Citgo Holding, Inc. 9.25% 8/1/24 (d)	350,000	348,250
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	450,000	432,000
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	70,000	63,875
Comstock Resources, Inc. 6.75% 3/1/29 (d)	120,000	118,800
Continental Resources, Inc.:
2.268% 11/15/26 (d)	300,000	271,133
4.5% 4/15/23	300,000	300,330
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (d)	860,000	783,477
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (d)	800,000	798,816
CVR Energy, Inc. 5.25% 2/15/25 (d)	615,000	588,540
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,435,000
Delek Logistics Partners LP 7.125% 6/1/28 (d)	80,000	73,000
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (d)	92,000	91,916
EnLink Midstream Partners LP 4.85% 7/15/26	400,000	395,788
EQM Midstream Partners LP:
6% 7/1/25 (d)	147,000	145,905
7.5% 6/1/27 (d)	250,000	255,476
EQT Corp. 3.125% 5/15/26 (d)	500,000	480,111
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	145,000	142,100
Gulfport Energy Corp. 8% 5/17/26	100,000	100,483
Hess Midstream Partners LP 5.625% 2/15/26 (d)	150,000	149,438
Holly Energy Partners LP/Holly Energy Finance Corp. 6.375% 4/15/27 (d)	105,000	103,961
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)	300,000	285,888
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	135,000	0
Murphy Oil Corp. 5.75% 8/15/25	300,000	300,750
Nabors Industries, Inc. 5.75% 2/1/25	250,000	228,860
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	215,000	203,616
6.75% 9/15/25 (d)	1,290,000	1,259,363
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	450,000	411,107
NuStar Logistics LP 6% 6/1/26	400,000	393,204
Oasis Petroleum, Inc. 6.375% 6/1/26 (d)	100,000	98,500
Occidental Petroleum Corp.:
5.875% 9/1/25	2,250,000	2,292,188
6.95% 7/1/24	900,000	944,460
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25	350,000	345,247
PDC Energy, Inc. 5.75% 5/15/26	250,000	244,375
Precision Drilling Corp. 7.125% 1/15/26 (d)	160,000	148,270
Range Resources Corp. 4.875% 5/15/25	250,000	249,473
Southwestern Energy Co. 5.95% 1/23/25 (f)	28,000	28,340
Sunnova Energy Corp. 5.875% 9/1/26 (d)	210,000	197,400
Sunoco LP/Sunoco Finance Corp.:
5.875% 3/15/28	60,000	57,412
6% 4/15/27	10,000	9,949
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	285,750	270,091
Western Gas Partners LP 4.65% 7/1/26	500,000	496,320
		16,788,503
Environmental - 0.3%
Madison IAQ LLC 4.125% 6/30/28 (d)	400,000	354,000
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.25% 3/15/26 (d)	1,350,000	1,254,555
Food/Beverage/Tobacco - 1.0%
Post Holdings, Inc.:
5.625% 1/15/28 (d)	125,000	123,125
5.75% 3/1/27 (d)	596,000	594,510
Turning Point Brands, Inc. 5.625% 2/15/26 (d)	100,000	88,707
U.S. Foods, Inc. 6.25% 4/15/25 (d)	275,000	280,156
United Natural Foods, Inc. 6.75% 10/15/28 (d)	95,000	95,594
		1,182,092
Gaming - 6.2%
Affinity Gaming LLC 6.875% 12/15/27 (d)	30,000	25,996
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)	750,000	748,125
8.125% 7/1/27 (d)	900,000	900,000
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	495,000	495,074
Carnival Corp. 10.5% 6/1/30 (d)	245,000	217,954
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	500,000	498,987
International Game Technology PLC:
4.125% 4/15/26 (d)	200,000	190,869
6.5% 2/15/25 (d)	250,000	254,063
Melco Resorts Finance Ltd. 5.25% 4/26/26 (d)	200,000	155,000
MGM Resorts International 6% 3/15/23	1,000,000	1,008,615
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (d)	95,000	86,650
Studio City Finance Ltd. 5% 1/15/29 (d)	225,000	111,488
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (d)	715,000	675,705
4.625% 6/15/25 (d)	300,000	291,179
5.625% 5/1/24 (d)	1,000,000	1,000,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)	500,000	496,250
5.5% 3/1/25 (d)	500,000	492,610
		7,649,015
Healthcare - 5.5%
Community Health Systems, Inc.:
5.625% 3/15/27 (d)	1,550,000	1,377,563
6.875% 4/15/29 (d)	120,000	66,600
HCA Holdings, Inc. 5.875% 2/15/26	1,750,000	1,807,908
Owens & Minor, Inc. 4.5% 3/31/29 (d)	65,000	58,422
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	200,000	179,833
Surgery Center Holdings, Inc. 6.75% 7/1/25 (d)	255,000	242,105
Tenet Healthcare Corp.:
4.625% 7/15/24	86,000	85,934
5.125% 11/1/27 (d)	1,200,000	1,182,000
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (d)	2,580,000	1,793,100
		6,793,465
Homebuilders/Real Estate - 1.3%
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (d)	250,000	243,803
Kennedy-Wilson, Inc. 4.75% 2/1/30	185,000	158,993
Railworks Holdings LP 8.25% 11/15/28 (d)	230,000	204,029
Service Properties Trust:
4.35% 10/1/24	400,000	357,898
7.5% 9/15/25	700,000	678,692
		1,643,415
Insurance - 0.2%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (d)	20,000	19,200
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)	30,000	28,474
Enact Holdings, Inc. 6.5% 8/15/25 (d)	200,000	201,460
		249,134
Leisure - 3.2%
Carnival Corp. 7.625% 3/1/26 (d)	1,600,000	1,383,240
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	400,000	326,228
5.875% 2/15/27 (d)	525,000	482,475
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	120,000	93,000
5.5% 8/31/26 (d)	885,000	698,932
9.125% 6/15/23 (d)	750,000	761,333
Viking Cruises Ltd. 13% 5/15/25 (d)	235,000	248,865
		3,994,073
Metals/Mining - 0.9%
First Quantum Minerals Ltd. 6.875% 3/1/26 (d)	750,000	727,125
Howmet Aerospace, Inc.:
5.125% 10/1/24	250,000	251,800
6.875% 5/1/25	8,000	8,420
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	55,000	45,499
Novelis Corp. 3.25% 11/15/26 (d)	150,000	139,584
		1,172,428
Paper - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (d)	200,000	205,750
Restaurants - 2.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	300,000	277,443
5.75% 4/15/25 (d)	1,000,000	1,012,500
Garden SpinCo Corp. 8.625% 7/20/30 (d)	55,000	57,752
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,221,938
		2,569,633
Services - 2.9%
Aramark Services, Inc. 5% 4/1/25 (d)	1,300,000	1,296,471
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	1,106,000	913,833
CoreCivic, Inc.:
4.75% 10/15/27	35,000	29,240
8.25% 4/15/26	250,000	248,365
Diebold Nixdorf, Inc. 9.375% 7/15/25 (d)	100,000	77,750
Life Time, Inc. 5.75% 1/15/26 (d)	125,000	117,503
PowerTeam Services LLC 9.033% 12/4/25 (d)	120,000	97,500
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (d)	350,000	355,695
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	200,000	198,319
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	240,000	239,417
		3,574,093
Steel - 0.1%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	150,000	140,775
Super Retail - 2.0%
At Home Group, Inc. 4.875% 7/15/28 (d)	60,000	47,100
Bath & Body Works, Inc. 7.5% 6/15/29	115,000	114,031
Carvana Co. 5.5% 4/15/27 (d)	200,000	132,000
EG Global Finance PLC:
6.75% 2/7/25 (d)	700,000	666,750
8.5% 10/30/25 (d)	800,000	783,408
Hanesbrands, Inc. 4.875% 5/15/26 (d)	400,000	389,334
Rent-A-Center, Inc. 6.375% 2/15/29 (d)	30,000	23,796
Staples, Inc. 7.5% 4/15/26 (d)	400,000	354,000
		2,510,419
Technology - 3.2%
Camelot Finance SA 4.5% 11/1/26 (d)	600,000	571,326
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)	160,000	162,624
CommScope, Inc. 6% 3/1/26 (d)	600,000	583,260
Entegris Escrow Corp. 5.95% 6/15/30 (d)	240,000	238,200
MicroStrategy, Inc. 6.125% 6/15/28 (d)	85,000	73,738
MoneyGram International, Inc. 5.375% 8/1/26 (d)	250,000	246,161
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	300,000	220,474
Sensata Technologies BV:
4.875% 10/15/23 (d)	155,000	155,003
5% 10/1/25 (d)	1,300,000	1,306,747
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)	400,000	337,659
Virtusa Corp. 7.125% 12/15/28 (d)	50,000	39,953
		3,935,145
Telecommunications - 8.6%
Altice France SA 8.125% 2/1/27 (d)	160,000	157,995
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	25,000	22,266
Cogent Communications Group, Inc. 7% 6/15/27 (d)	300,000	301,154
Consolidated Communications, Inc. 5% 10/1/28 (d)	60,000	47,404
Lumen Technologies, Inc.:
4% 2/15/27 (d)	1,000,000	920,020
5.625% 4/1/25	200,000	197,985
6.75% 12/1/23	600,000	609,706
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (d)	95,000	82,511
Sable International Finance Ltd. 5.75% 9/7/27 (d)	902,000	796,015
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	200,000	203,480
SBA Communications Corp. 3.875% 2/15/27	700,000	666,988
Sprint Corp. 7.875% 9/15/23	2,280,000	2,363,927
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	810,000	756,338
2.625% 4/15/26	320,000	301,600
Telecom Italia SpA 5.303% 5/30/24 (d)	400,000	388,900
Uniti Group, Inc. 7.875% 2/15/25 (d)	1,705,000	1,715,656
Windstream Escrow LLC 7.75% 8/15/28 (d)	570,000	510,378
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	700,000	612,682
		10,655,005
Transportation Ex Air/Rail - 0.0%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	70,000	62,468
Utilities - 3.2%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	657,000	600,767
InterGen NV 7% 6/30/23 (d)	200,000	192,404
NextEra Energy Partners LP 4.25% 9/15/24 (d)	41,000	40,078
NRG Energy, Inc. 5.25% 6/15/29 (d)	1,025,000	960,938
PG&E Corp. 5% 7/1/28	1,210,000	1,104,657
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)	120,000	116,275
Vistra Operations Co. LLC:
5% 7/31/27 (d)	225,000	221,524
5.625% 2/15/27 (d)	705,000	707,263
		3,943,906
TOTAL NONCONVERTIBLE BONDS		100,436,154
TOTAL CORPORATE BONDS (Cost $109,184,820)		101,796,745

Common Stocks - 0.2%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (c)(g)	389	125
Lime Tree Bay Ltd. (c)	80	2,698
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,823
Energy - 0.1%
California Resources Corp. warrants 10/27/24 (g)	2	29
Forbes Energy Services Ltd. (c)(g)	6,468	1
Mesquite Energy, Inc. (c)(g)	1,922	112,707
TOTAL ENERGY		112,737
Utilities - 0.1%
EQT Corp.	3,400	149,702
TOTAL COMMON STOCKS (Cost $479,349)		265,262

Bank Loan Obligations - 9.7%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 9.786% 5/25/26 (f)(h)(i)	88,873	84,207
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.036% 8/24/26 (f)(h)(i)	197,987	38,748
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 1/31/29 (f)(h)(i)	59,850	57,194
TOTAL BROADCASTING		180,149
Building Materials - 0.5%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.9703% 5/17/28 (f)(h)(i)	183,150	129,923
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.1085% 4/29/29 (f)(h)(i)	500,000	453,440
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1934% 6/4/28 (f)(h)(i)	54,450	51,796
TOTAL BUILDING MATERIALS		635,159
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (c)(f)(h)(i)	287,100	277,769
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (f)(h)(i)	29,850	28,199
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.8059% 3/16/27 (f)(h)(i)	32,576	30,235
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 9/22/28 (f)(h)(i)	24,875	23,849
TOTAL CHEMICALS		360,052
Consumer Products - 0.2%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 5/17/28 (f)(h)(i)	24,813	20,987
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.5548% 9/29/28 (f)(h)(i)	19,900	18,955
TKC Holdings, Inc. 1LN, term loan NULL 12% 2/14/27 (f)(i)	200,000	180,000
TOTAL CONSUMER PRODUCTS		219,942
Diversified Financial Services - 0.3%
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 1/27/27 (f)(h)(i)	345,581	328,609
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.7317% 4/21/28 (f)(h)(i)	9,925	9,353
TOTAL DIVERSIFIED FINANCIAL SERVICES		337,962
Energy - 0.0%
DT Midstream, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.3723% 6/12/28 (f)(h)(i)	15,973	15,973
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (c)(e)(f)(i)	60,604	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(i)	35,876	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(i)	15,000	0
TOTAL ENERGY		15,973
Environmental - 0.5%
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 6/28/28 (f)(h)(i)	696,500	665,158
Food/Beverage/Tobacco - 0.0%
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 3/31/28 (f)(h)(i)	54,450	48,155
Gaming - 0.4%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.327% 1/27/29 (f)(h)(i)	323,268	307,631
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3% 10/20/24 (f)(h)(i)	246,355	242,044
TOTAL GAMING		549,675
Healthcare - 0.9%
Confluent Health LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3723% 11/30/28 (f)(h)(i)	12,314	11,514
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.4626% 11/30/28 (h)(i)(j)	2,655	2,482
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 5/4/28 (f)(h)(i)	19,800	19,338
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 5/5/28 (f)(h)(i)	54,450	53,112
Medical Solutions Holdings, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3769% 11/1/28 (f)(h)(i)	343,960	330,917
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 11/1/28 (h)(i)(j)	55,200	53,107
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 10/23/28 (f)(h)(i)	114,713	109,371
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.625% 6/2/28 (f)(h)(i)	121,008	118,739
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 11/30/27 (f)(h)(i)	14,887	14,299
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 11/15/28 (f)(h)(i)	59,850	58,186
RadNet Management, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3077% 4/23/28 (f)(h)(i)	346,500	335,672
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9631% 10/1/28 (f)(h)(i)	29,775	27,843
TOTAL HEALTHCARE		1,134,580
Hotels - 0.0%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 8/2/28 (f)(h)(i)	49,625	48,570
Insurance - 0.6%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 5/10/25 (f)(h)(i)	296,144	285,965
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.656% 11/12/27 (f)(h)(i)	104,213	100,484
AssuredPartners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 2/13/27 (f)(h)(i)	345,570	328,291
TOTAL INSURANCE		714,740
Leisure - 0.3%
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 5/28/28 (f)(h)(i)	396,000	377,190
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.625% 5/12/28 (f)(h)(i)	24,750	22,646
TOTAL LEISURE		399,836
Paper - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 6.602% 4/13/29 (f)(h)(i)	80,000	76,700
Services - 0.7%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.927% 12/21/28 (f)(h)(i)	50,000	48,125
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 5/14/28 (f)(h)(i)	19,850	18,517
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 7.4161% 12/10/29 (f)(h)(i)	20,000	17,600
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (f)(h)(i)	184,075	173,894
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.7497% 9/30/28 (f)(h)(i)	14,888	14,417
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.875% 6/2/28 (f)(h)(i)	49,625	41,623
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (f)(h)(i)	641,875	591,128
TOTAL SERVICES		905,304
Super Retail - 1.0%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (f)(h)(i)	890,273	812,374
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (f)(h)(i)	496,241	382,994
TOTAL SUPER RETAIL		1,195,368
Technology - 1.6%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.2044% 2/16/28 (f)(h)(i)	10,156	9,872
Aptean, Inc. 2LN, term loan 1 month U.S. LIBOR + 7.000% 8.6661% 4/23/27 (f)(h)(i)	200,000	190,500
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.6534% 2/15/29 (f)(h)(i)	333,478	317,221
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (h)(i)(j)	56,522	53,766
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 9.1223% 3/31/29 (f)(h)(i)	80,000	73,600
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 3/31/28 (f)(h)(i)	14,850	14,195
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.7317% 1/31/24 (c)(f)(h)(i)	394,778	386,882
Maverick Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.9889% 5/18/28 (f)(h)(i)	297,769	279,158
Park Place Technologies LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.427% 11/10/27 (f)(h)(i)	345,625	326,833
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.16% 2/15/28 (f)(h)(i)	395,000	362,104
TOTAL TECHNOLOGY		2,014,131
Telecommunications - 1.5%
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.2491% 11/30/27 (f)(h)(i)	344,737	330,775
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.875% 10/2/27 (f)(h)(i)	700,000	604,625
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4.9195% 2/1/29 (f)(h)(i)	475,100	448,547
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.906% 4/30/27 (f)(h)(i)	153,063	138,395
Windstream Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.6223% 9/21/27 (f)(h)(i)	345,531	324,367
TOTAL TELECOMMUNICATIONS		1,846,709
Textiles/Apparel - 0.2%
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 4/14/28 (f)(h)(i)	297,000	271,904
Utilities - 0.4%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.0361% 8/1/25 (f)(h)(i)	120,000	116,165
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.0544% 2/15/24 (f)(h)(i)	458,620	303,886
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.375% 6/23/25 (f)(h)(i)	24,623	23,738
TOTAL UTILITIES		443,789
TOTAL BANK LOAN OBLIGATIONS (Cost $13,201,865)		12,063,856

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (k) (Cost $6,095,971)	6,094,791	6,096,010

TOTAL INVESTMENT IN SECURITIES - 96.7% (Cost $128,962,005)	120,221,873
NET OTHER ASSETS (LIABILITIES) - 3.3%	4,112,039
NET ASSETS - 100.0%	124,333,912

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $195,146 or 0.2% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,929,998 or 51.4% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Non-income producing
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $113,859 and $108,871, respectively.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	15,159
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	26,231

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	6,370,650	17,239,013	17,513,653	14,582	-	-	6,096,010	0.0%
Total	6,370,650	17,239,013	17,513,653	14,582	-	-	6,096,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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